Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued operations
4.	Discontinued operations

On October 13, 2025, the Company held an extraordinary general meeting of the holders of the Company’s ordinary shares at which a resolution was approved authorizing the disposal of Long Ye International Limited, a Cayman Islands company (“Long Ye”), Long Ye Information Technology Limited, a Hong Kong company (“Long Ye HK”), Beijing Sangu Maolu Information Technology Co., Ltd., a PRC company (“Sangu Maolu”), TuanChe Information Limited, a Hong Kong company, (“Tuanche HK”), TuanYuan Internet Technology (Beijing) Co., Ltd., a PRC company (“TuanYuan”), TuanChe Group Inc., a Cayman Islands company, (“Tuanche Cayman”), TuanChe Information Group Limited, a Hong Kong company (“Tuanche Info”), Chema Technology (Beijing) Co., Ltd., a PRC company (“Chema”,together with Long Ye, Long Ye HK, Beijing Sangu Maolu, Tuanche HK, TuanYuan, Tuanche Cayman and Tuanche Info, the “Targets”), for a nominal cash consideration of US$1.

The Company’s primary business is operating an integrated automotive marketplace in China. The disposed entities (e.g., TuanChe Internet Information Service (Beijing) Co., Ltd., Sangu Maolu, Chema Technology) are the primary vehicles through which the Company conducted its main operations, including organizing auto shows and providing marketing services.

As of October 31, 2025, the Company ceased to participate in the operations and management of the disposed business.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and non-current liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes benefit, shall be reported as a component of net loss separate from the net loss of continuing operations in accordance with ASC 205-20-45.Assets and liabilities related to the Discontinued Business to be transferred were reclassified as assets/liabilities of discontinued operations as of December 31, 2024, while results of operations related to the Discontinued Business, including comparatives, were reported as gain from discontinued operations for the year ended December 31, 2023, 2024 and 2025.

Gain on disposal

Year ended December 31, 2025
RMB
Total net liabilities of the Disposal Group	230,750
Add: Writes-off of net amounts due from disposed subsidiaries - loss	(125,016)
Less: disposal proceeds	—
Gain on disposal before reclassification of cumulative foreign currency translation differences of the Disposal Group to profit or loss	105,734
Reclassification of cumulative foreign currency translation losses of the Disposal Group to profit or loss	(56,748)
Gain on disposal	48,986

Results of discontinued operations:

		Year ended December 31,	Ten months ended October 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	162,367	49,176	25,571
Cost of revenues	(68,942)	(15,596)	(6,332)
Gross profit	93,425	33,580	19,239
Operating expenses:
Selling and marketing expenses	(157,004)	(54,476)	(42,489)
General and administrative expenses	(20,126)	(15,530)	(13,043)
Research and development expenses	(11,267)	(11,890)	(1,551)
Impairment of long-lived assets	(1,515)	(4,048)	—
Total operating expenses	(189,912)	(85,944)	(57,083)
Loss from discontinued operations	(96,487)	(52,364)	(37,844)
Other income/(expenses):
Interest expenses, net	(289)	(999)	(1,935)
Gain/(loss) from equity method investments	181	532	(57)
Impairment of goodwill		(45,561)	—
Other income, net	16,784	4,673	(429)
Loss from discontinued operations before income taxes	(79,811)	(93,719)	(40,265)
Income tax benefit	—	—	—
Net loss from discontinued operations	(79,811)	(93,719)	(40,265)

Assets and liabilities of the discontinued operations:

	December 31, 2024	October 31, 2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	1,697	904
Restricted cash	4,044	4,000
Accounts and notes receivable, net	12,756	9,383
Prepayment and other current assets, net	14,951	26,373
Total current assets	33,448	40,660
Non-current assets:
Long-term investments	6,096	6,039
Total non-current assets	6,096	6,039
Total assets	39,544	46,699
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	13,875	2,807
Advance from customers	8,874	2,035
Salary and welfare benefits payable	4,707	15,921
Short-term borrowings	31,734	26,284
Other taxes payable	1,012	751
Current portion of deferred revenue	798	—
Short-term operating lease liabilities	3,378	5,070
Payables due to related parties	10,354	—
Other current liabilities	17,459	214,581
Total current liabilities	92,191	267,449
Long-term borrowings	10,000	10,000
Long-term operating lease liabilities	3,362	—
Total non-current liabilities	13,362	10,000
Total liabilities	105,553	277,449

Cash flows of the discontinued operations:

	For the year ended December 31,		For the ten months ended October 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in discontinued operations
Net cash( used in) /generated from operating activities	(78,967)	(29,204)	534
Net cash generated from/(used in) investing activities	—	(19)	—
Net cash generated from/(used in) financing activities	13,972	23,047	(1,450)